Current interest-bearing loans and borrowings (Details)	Dec. 31, 2020 GBP (£)	Mar. 31, 2020 USD ($) shares	Mar. 02, 2020 USD ($) shares	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 USD ($)	Sep. 13, 2017 USD ($)
Current Interest-Bearing Loans and Borrowings [Abstract]
Short-term convertible loan (Note 26)	£ 0			£ 19,157,000
Interest-bearing loans and borrowings	0			19,157,000
Disclosure of current liabilities [Abstract]
Borrowings outstanding	£ 36,654,000			0
Gates foundation convertible loan [Member]
Disclosure of current liabilities [Abstract]
Maximum borrowing capacity | $					$ 40,000,000	$ 40,000,000
Loan amount received | $						25,000,000
Stock converted (in shares) | shares		203,697
Derivative asset, derecognized				266,000
Derivative asset, in accumulated deficit				510,000
Loans, carrying value				£ 19,356,000
Borrowings outstanding | $		$ 25,000,000	$ 25,000,000		$ 25,500,000
Gates foundation convertible loan [Member] | Series B Shares [Member]
Disclosure of current liabilities [Abstract]
Stock converted (in shares) | shares		203,697	203,697
Gates foundation convertible loan [Member] | First tranche [Member]
Disclosure of current liabilities [Abstract]
Loan amount received | $						$ 25,000,000
Borrowings outstanding | $			$ 25,000,000